Subsequent events (Details) - Asset acquisition subsequent to year-end $ in Millions	Mar. 08, 2021 USD ($) oz
Condestable Gold and Silver Stream Acquisition, Peru
Subsequent events
Consideration transferred | $	$ 165.0
Receive of refined gold quarterly as percentage of production from stream area	8,760
Receive of refined silver quarterly as percentage of production from stream area	291,000
Deliveries of ounces of refined gold threshold	43,800
Deliveries of refined silver threshold ounces	1,455,000
Gold Purchase Price Upon Delivery Initial	20.00%
Silver Purchase Price Upon Delivery Initial	20.00%
Deliveries of refined gold as special delivery from stream area | $	$ 118.8
Condestable Gold and Silver Stream Acquisition, Peru Variable Phase 1 Deliveries of Stream
Subsequent events
Deliveries of ounces of refined gold threshold	87,600
Deliveries of refined silver threshold ounces	2,910,000
Refined gold will receive as percentage of production from stream area	63.00%
Refined silver will receive as percentage of production from stream area	63.00%
Condestable Gold and Silver Stream Acquisition, Peru, Fixed Phase 2 Deliveries of Stream [Member]
Subsequent events
Refined gold delivery as percentage of production from stream area	25.00%
Refined silver delivery as percentage of production from stream area	25.00%